Schedule Of Plan Asset Fair Values (Detail) (USD $) In Millions, unless otherwise specified	Sep. 29, 2012	Oct. 01, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 129	$ 109
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	4
U S Large Cap Comingled Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	40	28
U S Mid Cap Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13	10
U S Small Cap Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7	5
International Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13	11
Real Estate Equity Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	3
Corporate Bond Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	37	30
Guaranteed Investment Account
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11	12
Other Asset Categories
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		6
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	41	39
Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	4
Level 1 | U S Mid Cap Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13	10
Level 1 | U S Small Cap Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7	5
Level 1 | International Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13	11
Level 1 | Real Estate Equity Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	3
Level 1 | Other Asset Categories
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		6
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	77	58
Level 2 | U S Large Cap Comingled Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	40	28
Level 2 | Corporate Bond Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	37	30
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11	12
Level 3 | Guaranteed Investment Account
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 11	$ 12